Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage		0.200
Reinsurance, profit commission, hurdle rate of return, percentage		0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 174.8	$ 208.9
Amounts due to The Fidelis Partnership		$ 457.7	385.8
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage		0.115
Property management fee, percent fee		3.00%
Other receivables		$ 174.8	208.9
Amounts due to The Fidelis Partnership		457.7	385.8
Insurance commissions		115.9	104.8	$ 54.4
Payments for commissions		27.5	68.6	31.6
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		53.4	51.6	15.9
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		$ 4.5	$ 6.5	$ 5.6
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage		0.030
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%